Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds I
Prospectus Date	rr_ProspectusDate	Feb. 12, 2015
Supplement [Text Block]	afi_SupplementTextBlock

AMG FUNDS I

AMG Managers Total Return Bond Fund

Supplement dated February 17, 2015, to the Prospectus dated February 12, 2015

The following information supplements and supersedes any information to the contrary relating to AMG Managers Total Return Bond Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus dated February 12, 2015 (the “Prospectus”).

At a meeting held on February 13, 2015 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Gannett Welsh & Kotler, LLC (“GW&K” or the “Subadvisor”) as the Subadvisor to the Fund on an interim basis to replace Pacific Investment Management Company LLC (“PIMCO”), effective on or about February 26, 2015 (the “Implementation Date”). The appointment of GW&K was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination the former subadvisory agreement with PIMCO (the “Former Subadvisory Agreement”), which is expected to occur on or about February 25, 2015, or the approval of a new subadvisory agreement between AMGF and GW&K by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of GW&K as the Subadvisor to the Fund, a new subadvisory agreement between AMGF and GW&K (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that PIMCO would have received under the Former Subadvisory Agreement.

With respect to the Fund, AMGF is responsible for managing and transferring assets formerly managed by PIMCO to GW&K. AMGF has employed a transition manager to assist with the transfer of assets. Until a portion of the assets formerly managed by PIMCO are transferred or sold, they remain invested in securities selected by PIMCO. Keitha L. Kinne is primarily responsible for overseeing the transition manager on behalf of AMGF. Ms. Kinne is the Chief Operating Officer and Chief Investment Officer of AMGF, positions she has held since 2007 and 2008, respectively. She also serves as Chief Operating Officer of AMG Distributors, Inc., the Fund’s distributor, a position she has held since 2007. Previously, she served as Managing Director at Legg Mason & Co., LLC during 2006 and 2007.

In connection with the hiring of GW&K and the New Subadvisory Agreement, at the Meeting the Board also approved proposals to (i) change the Fund’s name from AMG Managers Total Return Bond Fund to AMG GW&K Core Bond Fund, (ii) reduce the management fee for the Fund from the annual rate of 0.40% to 0.30% of the Fund’s average daily net assets, (iii) reduce the expense cap on the Fund pursuant to a new contractual expense limitation whereby AMGF has agreed to limit the Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) from the annual rate of 0.58% to 0.48% of the Fund’s average daily net assets, and (iv) authorize shares of the Fund to pay up to 0.10% in shareholder servicing fees. These changes will become effective as of the Implementation Date, and, as a result, current Fund shareholders are expected to bear a lower overall Fund expense ratio than under the contractual arrangements that were in place prior to the Implementation Date.

In addition, effective as of the Implementation Date, the Prospectus will be amended as follows:

All references to the Fund’s name shall refer to AMG GW&K Core Bond Fund. All references to PIMCO shall be deleted and all references to the subadvisor to the Fund shall refer to GW&K. All references to Scott A. Mather, Mark R. Kiesel and Mihir P. Worah shall be deleted and all references to the portfolio manager of the Fund shall refer to Mary F. Kane, C.F.A.

The sections under “Summary of the Funds” titled “Investment Objective,” “Fees and Expenses of the Fund,” “Expense Example” and “Principal Investment Strategies” on page 3 of the Prospectus are hereby deleted and replaced with the following:

Investment Objective

The AMG GW&K Core Bond Fund’s (the “Fund”) investment objective is to generate income and capital appreciation while helping to manage risk.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.30%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.66%
Fee Waiver and Expense Reimbursements[1]	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1]	0.57%

[1]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.48% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 58	$202	$359	$814

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a diversified portfolio of fixed income securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. The term “bond” includes any debt or fixed income securities.

The Fund may invest in debt securities issued by any of the following: public and private U.S. companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; and state and local governments issuing taxable municipal securities. The Fund may also invest in asset-backed and mortgage-backed debt securities.

While the Fund may purchase debt securities of any duration, the Fund will primarily invest in debt securities so that the overall duration of the Fund’s portfolio will remain +/- 20% of the duration of its benchmark, the Barclays U.S. Aggregate Bond Index. As of December 31, 2014, the duration of the benchmark was 5.55 years. The average duration of debt securities in the Fund’s portfolio may, however, be shorter or longer depending on market conditions.

The sections “Summary of the Fund – Principal Risks” on page 4 of the Prospectus and “Additional Information About the Fund – Summary of the Fund’s Principal Risks” on page 9 of the Prospectus are revised to reflect that the Fund is subject to the following additional principal risks:

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of portfolio securities. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These costs related to increased portfolio turnover may adversely affect Fund performance, and the sale of securities by the Fund may increase a shareholder’s tax liability.

Municipal Market Risk. Factors unique to the municipal bond market may negatively affect the value of the Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. In addition, the municipal bond market, or portions thereof, may experience substantial volatility or become distressed, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. Such defaults may occur, for example, when municipalities that have issued bonds are not able to meet interest or principal payments when such payments come due. Actual or perceived changes in the financial health of the municipal market as a whole or in part may affect the valuation of debt securities held by the Fund.

Some municipal obligations carry additional risk. For example, they may be difficult to trade or their interest payments may be tied only to a specific stream of revenues. Since some municipal obligations may be secured or guaranteed by banks and other financial institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market.

The section titled “Summary of the Fund – Performance” on page 5 of the Prospectus is revised to reflect that the Fund’s past performance would have been different if the Fund were managed using the current investment strategies.

AMG Managers Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afi_SupplementTextBlock

AMG FUNDS I

AMG Managers Total Return Bond Fund

Supplement dated February 17, 2015, to the Prospectus dated February 12, 2015

The following information supplements and supersedes any information to the contrary relating to AMG Managers Total Return Bond Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus dated February 12, 2015 (the “Prospectus”).

At a meeting held on February 13, 2015 (the “Meeting”), the Trust’s Board of Trustees (the “Board”) approved the appointment of Gannett Welsh & Kotler, LLC (“GW&K” or the “Subadvisor”) as the Subadvisor to the Fund on an interim basis to replace Pacific Investment Management Company LLC (“PIMCO”), effective on or about February 26, 2015 (the “Implementation Date”). The appointment of GW&K was pursuant to an interim subadvisory agreement between AMG Funds LLC (“AMGF”) and GW&K (the “Interim Subadvisory Agreement”), to be effective until the earlier of 150 days after the termination the former subadvisory agreement with PIMCO (the “Former Subadvisory Agreement”), which is expected to occur on or about February 25, 2015, or the approval of a new subadvisory agreement between AMGF and GW&K by the Board and Fund shareholders. At the Meeting, the Board also approved the longer-term appointment of GW&K as the Subadvisor to the Fund, a new subadvisory agreement between AMGF and GW&K (the “New Subadvisory Agreement”), and the submission of the New Subadvisory Agreement to Fund shareholders for approval. The rate of compensation to be received by GW&K under the Interim Subadvisory Agreement approved by the Board is the same rate of compensation that PIMCO would have received under the Former Subadvisory Agreement.

With respect to the Fund, AMGF is responsible for managing and transferring assets formerly managed by PIMCO to GW&K. AMGF has employed a transition manager to assist with the transfer of assets. Until a portion of the assets formerly managed by PIMCO are transferred or sold, they remain invested in securities selected by PIMCO. Keitha L. Kinne is primarily responsible for overseeing the transition manager on behalf of AMGF. Ms. Kinne is the Chief Operating Officer and Chief Investment Officer of AMGF, positions she has held since 2007 and 2008, respectively. She also serves as Chief Operating Officer of AMG Distributors, Inc., the Fund’s distributor, a position she has held since 2007. Previously, she served as Managing Director at Legg Mason & Co., LLC during 2006 and 2007.

In connection with the hiring of GW&K and the New Subadvisory Agreement, at the Meeting the Board also approved proposals to (i) change the Fund’s name from AMG Managers Total Return Bond Fund to AMG GW&K Core Bond Fund, (ii) reduce the management fee for the Fund from the annual rate of 0.40% to 0.30% of the Fund’s average daily net assets, (iii) reduce the expense cap on the Fund pursuant to a new contractual expense limitation whereby AMGF has agreed to limit the Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) from the annual rate of 0.58% to 0.48% of the Fund’s average daily net assets, and (iv) authorize shares of the Fund to pay up to 0.10% in shareholder servicing fees. These changes will become effective as of the Implementation Date, and, as a result, current Fund shareholders are expected to bear a lower overall Fund expense ratio than under the contractual arrangements that were in place prior to the Implementation Date.

In addition, effective as of the Implementation Date, the Prospectus will be amended as follows:

All references to the Fund’s name shall refer to AMG GW&K Core Bond Fund. All references to PIMCO shall be deleted and all references to the subadvisor to the Fund shall refer to GW&K. All references to Scott A. Mather, Mark R. Kiesel and Mihir P. Worah shall be deleted and all references to the portfolio manager of the Fund shall refer to Mary F. Kane, C.F.A.

The sections under “Summary of the Funds” titled “Investment Objective,” “Fees and Expenses of the Fund,” “Expense Example” and “Principal Investment Strategies” on page 3 of the Prospectus are hereby deleted and replaced with the following:

Investment Objective

The AMG GW&K Core Bond Fund’s (the “Fund”) investment objective is to generate income and capital appreciation while helping to manage risk.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.30%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.66%
Fee Waiver and Expense Reimbursements[1]	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[1]	0.57%

[1]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.48% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 58	$202	$359	$814

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in a diversified portfolio of fixed income securities.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds. The term “bond” includes any debt or fixed income securities.

The Fund may invest in debt securities issued by any of the following: public and private U.S. companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; and state and local governments issuing taxable municipal securities. The Fund may also invest in asset-backed and mortgage-backed debt securities.

While the Fund may purchase debt securities of any duration, the Fund will primarily invest in debt securities so that the overall duration of the Fund’s portfolio will remain +/- 20% of the duration of its benchmark, the Barclays U.S. Aggregate Bond Index. As of December 31, 2014, the duration of the benchmark was 5.55 years. The average duration of debt securities in the Fund’s portfolio may, however, be shorter or longer depending on market conditions.

The sections “Summary of the Fund – Principal Risks” on page 4 of the Prospectus and “Additional Information About the Fund – Summary of the Fund’s Principal Risks” on page 9 of the Prospectus are revised to reflect that the Fund is subject to the following additional principal risks:

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of portfolio securities. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These costs related to increased portfolio turnover may adversely affect Fund performance, and the sale of securities by the Fund may increase a shareholder’s tax liability.

Municipal Market Risk. Factors unique to the municipal bond market may negatively affect the value of the Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. In addition, the municipal bond market, or portions thereof, may experience substantial volatility or become distressed, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. Such defaults may occur, for example, when municipalities that have issued bonds are not able to meet interest or principal payments when such payments come due. Actual or perceived changes in the financial health of the municipal market as a whole or in part may affect the valuation of debt securities held by the Fund.

Some municipal obligations carry additional risk. For example, they may be difficult to trade or their interest payments may be tied only to a specific stream of revenues. Since some municipal obligations may be secured or guaranteed by banks and other financial institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market.

The section titled “Summary of the Fund – Performance” on page 5 of the Prospectus is revised to reflect that the Fund’s past performance would have been different if the Fund were managed using the current investment strategies.